ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, SGD in Thousands, $ in Thousands								1 Months Ended								12 Months Ended
		Jul. 24, 2015 CNY (¥)	Jun. 30, 2015	Apr. 06, 2015 CNY (¥) Bed	Apr. 06, 2015 SGD Bed	Dec. 18, 2014 CNY (¥)	Dec. 03, 2014 CNY (¥)	Jan. 27, 2017	Sep. 29, 2016 CNY (¥)	Sep. 29, 2016 USD ($)	Jan. 27, 2016 CNY (¥)	Jan. 27, 2016 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 18, 2007 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2016
Business Acquisition [Line Items]
Total consideration of equity interest sold													¥ 80,453	¥ 317,470
Recognized a gain on the disposal																		¥ 16,381	¥ 38,487
Total consideration									¥ 41,670	$ 6,002						¥ 100,000	14,403
Ownership percentage	[1]															20.00%		20.00%		20.00%
Other Payments to Acquire Businesses															¥ 29,600
Payments to Fund Operations of Acquiree																		¥ 1,000
Payments to Acquire Other Productive Assets																¥ 3,025	$ 436
Deposits Assets, Noncurrent																¥ 268,747		251,058		$ 38,708
CAH and WHT [Member]
Business Acquisition [Line Items]
Put Option expiry date																39 months	39 months
CAH and WHT [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal						¥ 38,487
JWYK [Member]
Business Acquisition [Line Items]
Date of completion of disposal			Jul. 24, 2015
Recognized a gain on the disposal		¥ 16,381
Percentage of equity interest transferred			100.00%
Allcure Information [Member]
Business Acquisition [Line Items]
Ownership percentage		20.00%
CAH [Member]
Business Acquisition [Line Items]
Total consideration of equity interest sold							¥ 248,311
Datang Healthcare Corporation Limited ("Datang") [Member]
Business Acquisition [Line Items]
Equity interest in equity method investment							52.00%
WHT [Member]
Business Acquisition [Line Items]
Total consideration of equity interest sold							¥ 149,612
CHS [Member]
Business Acquisition [Line Items]
Voting interest acquired				100.00%	100.00%																100.00%
Number of bed patient capacity | Bed				31	31
Total consideration				¥ 253,499	SGD 55,000
Gain on a bargain purchase recognized																		12,830
Business Acquisition, Percentage of Voting Interests Acquired				100.00%	100.00%																100.00%
Beijing Century Friendship [Member]
Business Acquisition [Line Items]
Description Of Acquisition Agreement								Moreover, pursuant to the Acquisition Agreement, as a necessary prerequisite to the aforementioned transactions, Beijing Century Friendship must complete the acquisition of 55% equity interest in Beijing Proton Medical Center from Chang'an Information Industry (Group) Co., Ltd. ("Chang'an Information") without any other considerations.
Beijing Proton Medical Center [Member]
Business Acquisition [Line Items]
Voting interest acquired											55.00%	55.00%
Business Acquisition, Percentage of Voting Interests Acquired											55.00%	55.00%
Payments to Acquire Other Productive Assets											¥ 99,851	$ 14,382
Deposits Assets, Noncurrent																		¥ 70,000

[1]	20% equity interest of Allcure Information with a carrying amount of RMB22,160 was obtained through the disposal of JWYK in 2015 (note 4). There was no impairment indicator for the cost method investment as of December 31, 2016.